Accounts Payable and Accrued Expenses (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses
Accounts payable and accrued liabilities as of September 30, 2021 and December 31, 2020 consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Accounts payable	$6,362	$2,244
Accrued employee expenses	6,500	6,586
Other accrued liabilities	11,019	3,821
	$23,881	$12,651